Spin-off of distribution business - Schedule of Selected Financial Information Reported as Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reorganizations [Abstract]
Revenue from discontinued operations									$ 4,296	$ 3,414	$ 1,641
Income from discontinued operations before income taxes									222	165	128
Income tax expense									75	57	43
Income from discontinued operations	$ 31	$ 38	$ 37	$ 41	$ 31	$ 28	$ 26	$ 23	$ 147	$ 108	$ 85